Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash at bank	$ 132	$ 1,403
Other receivables	10	10
Security deposit	28	28
Prepaid expenses and other current assets	44	16
Total current assets	214	1,457
Non-current assets
Property and equipment	8	10
Operating lease right-of-use asset, net	49	158
Total assets	271	1,625
Current liabilities
Accounts payable and accrued liabilities	2,343	1,934
Short term loan	750	0
Operating lease liability due within one year	55	173
Total current liabilities	3,148	2,107
Long term operating lease liability	0	0
Total liabilities	3,148	2,107
Equity
Share capital - unlimited authorized shares at no par value 91,265 and 90,515 shares outstanding at June 30, 2023 and December 31, 2022, respectively	171,671	171,671
Share capital subscription receivable	0	0
Additional paid-in capital	27,087	26,985
Accumulated deficit	(201,635)	(199,138)
Total Shareholders' equity	(2,877)	(482)
Total liabilities and shareholders' equity	$ 271	$ 1,625